UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

Nicholas II, Inc.

(Exact Name of Registrant as Specified in Charter)

411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 09/30/2019

Date of Reporting Period: 12/31/2018

Item 1. Schedule of Investments.

NICHOLAS II, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF DECEMBER 31, 2018

SHARES OR
PRINCIPAL
AMOUNT		VALUE
------------		------------
COMMON STOCKS - 97.21%
	Consumer Discretionary - Durables &
	Apparel - 0.76%
75,000	Polaris Industries Inc.	$ 5,751,000
		------------

	Consumer Discretionary - Retailing - 8.99%
77,000	Burlington Stores, Inc.	12,525,590
135,000	CarMax, Inc.	8,468,550
77,500	Expedia, Inc.	8,730,375
555,000	LKQ Corporation	13,170,150
40,000	O'Reilly Automotive, Inc.	13,773,200
47,000	Ulta Beauty, Inc.	11,507,480
		------------
		68,175,345
		------------

	Consumer Discretionary - Services - 3.69%
280,000	Service Corporation International	11,272,800
439,000	Wendy's Company (The)	6,852,790
217,500	Wyndham Hotels & Resorts, Inc.	9,867,975
		------------
		27,993,565
		------------

	Consumer Staples - Food & Staples
	Retailing - 2.92%
370,000	BJ's Wholesale Club, Inc.	8,199,200
440,000	US Foods Holding Corp.	13,921,600
		------------
		22,120,800
		------------

	Consumer Staples - Food, Beverage &
	Tobacco - 3.44%
173,904	Conagra Brands, Inc.	3,714,589
57,500	Constellation Brands, Inc. - Class A	9,247,150
70,000	Hormel Foods Corporation	2,987,600
137,500	Lamb Weston Holdings, Inc.	10,114,500
		------------
		26,063,839
		------------

	Financials - Banks - 2.56%
605,000	Huntington Bancshares Incorporated	7,211,600
95,000	SunTrust Banks, Inc.	4,791,800
150,000	Webster Financial Corporation	7,393,500
		------------
		19,396,900
		------------

	Financials - Diversified - 4.32%
46,500	Affiliated Managers Group, Inc.	4,530,960
110,000	Northern Trust Corporation	9,194,900
160,000	Raymond James Financial, Inc.	11,905,600
155,000	SEI Investments Company	7,161,000
		------------
		32,792,460
		------------

	Financials - Insurance - 2.88%
67,500	Aon plc	9,811,800
79,417	Willis Towers Watson Public Limited Company	12,060,266
		------------
		21,872,066
		------------

	Health Care - Equipment & Services - 9.26%
40,000	Cooper Companies, Inc. (The)	10,180,000

90,000	LivaNova PLC	8,232,300
170,000	NuVasive, Inc.	8,425,200
130,000	Quest Diagnostics Incorporated	10,825,100
115,000	ResMed Inc.	13,095,050
280,000	Smith & Nephew PLC sponsored ADR	10,466,400
23,000	Teleflex Incorporated	5,945,040
34,000	Veeva Systems Inc. - Class A	3,036,880
		------------
		70,205,970
		------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 6.49%
47,500	Alexion Pharmaceuticals, Inc.	4,624,600
100,920	IQVIA Holdings Inc.	11,723,876
19,735	Mettler-Toledo International Inc.	11,161,721
135,000	PerkinElmer, Inc.	10,604,250
14,500	Regeneron Pharmaceuticals, Inc.	5,415,750
34,500	Vertex Pharmaceuticals Incorporated	5,716,995
		------------
		49,247,192
		------------

	Industrials - Capital Goods - 13.52%
185,000	A.O. Smith Corporation	7,899,500
127,500	AMETEK, Inc.	8,631,750
186,000	Fastenal Company	9,725,940
150,000	Fortive Corporation	10,149,000
205,000	Fortune Brands Home & Security, Inc.	7,787,950
80,000	Harris Corporation	10,772,000
70,000	IDEX Corporation	8,838,200
85,000	Middleby Corporation (The)	8,732,050
70,000	Nordson Corporation	8,354,500
85,000	Snap-on Incorporated	12,349,650
132,500	Westinghouse Air Brake Technologies
	Corporation	9,308,125
		------------
		102,548,665
		------------

	Industrials - Commercial & Professional
	Services - 7.21%
293,443	IHS Markit Ltd.	14,076,461
185,000	KAR Auction Services, Inc.	8,828,200
72,500	Robert Half International Inc.	4,147,000
240,500	TransUnion	13,660,400
128,000	Verisk Analytics, Inc.	13,957,120
		------------
		54,669,181
		------------

	Industrials - Transportation - 1.79%
345,000	Knight-Swift Transportation Holdings Inc.	8,649,150
40,000	Old Dominion Freight Line, Inc.	4,939,600
		------------
		13,588,750
		------------

	Information Technology - Hardware &
	Equipment - 3.13%
135,000	CDW Corporation	10,941,750
68,000	Palo Alto Networks, Inc.	12,807,800
		------------
		23,749,550
		------------

	Information Technology - Semiconductors &
	Semiconductor Equipment - 3.62%
88,750	Microchip Technology Incorporated	6,382,900
124,000	Skyworks Solutions, Inc.	8,310,480
150,000	Xilinx, Inc.	12,775,500
		------------
		27,468,880
		------------

	Information Technology - Software &
	Services - 16.43%
107,500	Broadridge Financial Solutions, Inc.	10,346,875
170,000	CDK Global, Inc.	8,139,600

145,000	Fidelity National Information Services, Inc.	14,869,750
208,748	Fiserv, Inc.	15,340,891
81,000	FleetCor Technologies, Inc.	15,043,320
127,000	Global Payments Inc.	13,097,510
44,000	Guidewire Software, Inc.	3,530,120
5,000	MercadoLibre, Inc.	1,464,250
48,000	Red Hat, Inc.	8,430,720
48,000	ServiceNow, Inc.	8,546,400
16,000	Ultimate Software Group, Inc. (The)	3,917,920
58,000	Workday, Inc.	9,261,440
165,000	Worldpay, Inc. - Class A	12,610,950
		------------
		124,599,746
		------------

	Materials - 3.43%
100,000	Albemarle Corporation	7,707,000
90,000	AptarGroup, Inc.	8,466,300
100,000	Vulcan Materials Company	9,880,000
		------------
		26,053,300
		------------

	Real Estate - 2.77%
280,000	CBRE Group, Inc.	11,211,200
185,000	CyrusOne Inc.	9,782,800
		------------
		20,994,000
		------------

	TOTAL COMMON STOCKS	737,291,209
	(cost $511,330,925)	------------

SHORT-TERM INVESTMENTS - 2.92%
	U.S. Government Securities - 1.84%
$5,000,000	U.S. Treasury Bill 01/03/2019, 2.197%	4,999,699
3,000,000	U.S. Treasury Bill 01/10/2019, 2.182%	2,998,566
6,000,000	U.S. Treasury Bill 01/17/2019, 2.238%	5,994,486
		------------
		13,992,751
		------------

	Money Market Fund - 1.08%
7,851,063	Invesco Treasury Portfolio Short-Term
	Investments Trust (Institutional Class),	7,851,063
	7-day net yield 2.30%

346,787	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class) 7-day Net	346,787
	Yield, 2.32%	------------
		8,197,850
		------------

	TOTAL SHORT-TERM INVESTMENTS	22,190,601
	(cost $22,190,601)	------------

	TOTAL INVESTMENTS	759,481,810
	(cost $533,521,526) - 100.13%	-----------

	LIABILITIES, NET OF OTHER ASSETS - (0.13)%	(1,005,700)
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$758,476,110
		------------
		------------

% of net assets.

As of December 31, 2018, investment cost for federal tax purposes was
$533,802,389 and the tax basis components of unrealized
appreciation/depreciation were as follows:

Unrealized appreciation	$260,639,598
Unrealized depreciation	(34,960,177)
------------
Net unrealized appreciation	$225,679,421
------------

------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the
Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,
credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$737,291,209
Money Market Fund	8,197,850
Level 2 -
U.S. Government Securities	13,992,751
Level 3 -
None	--
------------
Total	$759,481,810
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: February 19, 2019

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: February 19, 2019

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: February 19, 2019